Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Deficit
Share capital, shares outstanding (in shares)	112,342,989	86,511,713
Ordinary shares issued (dollars per share)	$ 1	$ 1